Note 9 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 11, 2020	Jun. 23, 2020	Jun. 30, 2020	Jun. 30, 2019
Proceeds from Issuance of Common Stock			$ 113,795
Dividends, Total			$ 0	$ 0
Equity Distribution Agreement [Member]
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value	$ 5,000
Common Stock Purchase Agreement, Fee Percentage	2.00%
Proceeds from Issuance of Common Stock	$ 9,800
Stock Issued During Period, Shares, New Issues (in shares)	2,693,191
Registered Direct Offering [Member]
Proceeds from Issuance of Common Stock		$ 97,273
Stock Issued During Period, Shares, New Issues (in shares)		30,378,165
Registered Direct Offering [Member] | Minimum [Member]
Common Stock Purchase Agreement, Fee Percentage		6.25%
Registered Direct Offering [Member] | Maximum [Member]
Common Stock Purchase Agreement, Fee Percentage		6.50%
Class A Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)			4,200,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)			67,200
Class B Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)			0
Class of Warrant or Right, Outstanding (in shares)			4,200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			168,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.11